Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
iShares S&P GSCI Commodity-Indexed Trust [Member]
Cash Flows from Operating Activities
Net gain (loss)	$ 186,704,007	$ (19,937,517)	$ 118,571,655	$ 202,618,893	$ (375,171,618)
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
(Increase) decrease in investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	(232,410,147)	19,937,517	(40,529,549)	(1,293,113,189)	(8,041,840)
Increase in payable for capital Shares redeemed	1,880,009	0
Change in operating assets and liabilities:
Net cash provided by (used in) operating activities	(43,826,131)	0	78,042,106	(1,090,494,296)	(383,213,458)
Cash Flows from Financing Activities
Contributions	76,373,143	0	249,730,155	1,141,869,162	756,083,354
Redemptions	(32,547,012)	0	(327,772,261)	(51,374,866)	(372,869,896)
Net cash provided by (used in) financing activities	43,826,131	0	(78,042,106)	1,090,494,296	383,213,458
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and Cash Equivalents
Beginning of period	0	0	0	0	0
End of period	0	0	0	0	0
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Cash Flows from Operating Activities
Net gain (loss)	186,705,768	(19,937,700)	118,572,916	202,621,007	(375,184,283)
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(1,430,876,844)	(1,682,080,161)	(6,498,387,354)	(5,157,394,236)	(1,857,861,177)
Sales/maturities of short-term investments	1,146,810,747	1,772,399,847	6,534,781,614	3,857,121,324	1,899,465,106
Accretion of discount	(715,510)	(228,179)	(1,875,094)	(2,296,706)	(13,754,410)
Net realized (gain) loss on short-term investments	(20,359)	418	(3,317)	(192,938)	(643,834)
Change in operating assets and liabilities:
Cash and cash equivalents held at FCM (restricted)	40,276,585	(49,189,881)
Receivable for variation margin on open futures contracts	11,773,000	(235)	(35,184,200)	17,576,900	(17,576,900)
Interest receivable	196	(12,270,420)	(234)	1,275	1,161
Payable for variation margin on open futures contracts		(8,708,040)	(8,708,040)	8,708,040
Management fee payable	173,746	9,105	23,968	819,309	(13,886)
Net cash provided by (used in) operating activities	(45,872,671)	(5,246)	109,220,259	(1,073,036,025)	(365,568,223)
Cash Flows from Financing Activities
Contributions	76,373,143		249,730,155	1,141,869,162	756,083,354
Redemptions	(30,667,003)		(327,772,261)	(51,374,866)	(372,869,896)
Net cash provided by (used in) financing activities	45,706,140		(78,042,106)	1,090,494,296	383,213,458
Net increase (decrease) in cash and cash equivalents	(166,531)	(5,246)	31,178,153	17,458,271	17,645,235
Cash and Cash Equivalents
Beginning of period	77,998,322	46,820,169	46,820,169	29,361,898	11,716,663
End of period			77,998,322	46,820,169	29,361,898
Beginning of period	1,662,838	201,766	201,766
End of period	$ 1,496,307	$ 196,520	$ 1,662,838	$ 201,766